Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Line Items]
Opening balance	kr 8,487
Depreciation	(2,387)	kr (2,474)
Impairment losses	(696)	(490)	kr (1,097)
Closing balance	7,980	8,487
Net carrying value	7,980	8,487
Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	12,087	9,729
Additions	2,604	2,300
Balances regarding acquired/divested business	126	(21)
Terminations	(1,056)	(156)
Translation differences	(983)	235
Closing balance	12,778	12,087	9,729
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(2,414)
Depreciation	(2,387)	(2,474)
Balances regarding acquired/divested business	1	1
Terminations	347	36
Translation differences	308	23
Closing balance	(4,145)	(2,414)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(872)	(767)
Impairment losses	(47)	(75)
Terminations	553
Translation differences	26	(30)
Closing balance	(340)	(872)	(767)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(314)	(311)
Derecognition	(42)	2
Translation differences	43	(5)
Closing balance	(313)	(314)	(311)
Real estate [member]
Disclosure Of Leases [Line Items]
Impairment losses	(47)	(75)
Net carrying value	7,431	7,951
Real estate [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	11,263	9,151
Additions	2,220	2,035
Balances regarding acquired/divested business	126	(21)
Terminations	(926)	(127)
Translation differences	(899)	225
Closing balance	11,784	11,263	9,151
Real estate [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(2,126)
Depreciation	(2,082)	(2,162)
Balances regarding acquired/divested business	1	1
Terminations	238	14
Translation differences	269	21
Closing balance	(3,700)	(2,126)
Real estate [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(872)	(767)
Impairment losses	(47)	(75)
Terminations	553
Translation differences	26	(30)
Closing balance	(340)	(872)	(767)
Real estate [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(314)	(311)
Derecognition	(42)	2
Translation differences	43	(5)
Closing balance	(313)	(314)	(311)
Vehicles [member]
Disclosure Of Leases [Line Items]
Net carrying value	433	438
Vehicles [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	698	452
Additions	339	265
Terminations	(130)	(29)
Translation differences	(84)	10
Closing balance	823	698	452
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(260)
Depreciation	(277)	(284)
Terminations	109	22
Translation differences	38	2
Closing balance	(390)	(260)
Other [member]
Disclosure Of Leases [Line Items]
Net carrying value	116	98
Other [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	126	126
Additions	45
Closing balance	171	126	kr 126
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(28)
Depreciation	(28)	(28)
Translation differences	1
Closing balance	kr (55)	kr (28)